Borrowings (Details)	6 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)
Disclosure of detailed information about borrowings
Total borrowings		£ 536,140,000		£ 525,615,000		£ 492,140,000
Non-current borrowings		471,026,000		520,010,000		486,852,000
Current borrowings		65,114,000		5,605,000		5,288,000
Senior secured notes
Disclosure of detailed information about borrowings
Total borrowings		308,388,000		340,417,000		318,738,000
Non-current borrowings		308,388,000		340,417,000		318,738,000
Unamortized issue costs on borrowings		2,853,000		3,044,000		3,231,000
Principal amount / Notional amount | $	$ 425,000,000		$ 425,000,000		$ 425,000,000
Secured term loan facility
Disclosure of detailed information about borrowings
Total borrowings		162,638,000		179,593,000		168,114,000
Non-current borrowings		162,638,000		179,593,000		168,114,000
Unamortized issue costs on borrowings		2,138,000		2,241,000		2,342,000
Principal amount / Notional amount | $	$ 225,000,000		$ 225,000,000		$ 225,000,000
Revolving facilities
Disclosure of detailed information about borrowings
Total borrowings		60,000,000
Undrawn borrowing facilities		140,000,000
Accrued interest on senior secured notes and revolving credit facilities
Disclosure of detailed information about borrowings
Total borrowings		£ 5,114,000		£ 5,605,000		£ 5,288,000
Fixed interest rate | Senior secured notes
Disclosure of detailed information about borrowings
Borrowings, interest rate	3.79%	3.79%
Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Borrowings, interest rate basis	US dollar LIBOR
Minimum | Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Adjustment to interest rate basis	1.25%	1.25%
Maximum | Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Adjustment to interest rate basis	1.75%	1.75%